SHAREHOLDERS' EQUITY - Non-controlling interests (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Non-controlling interests opening balance	₽ (3,326)
Dividends to non-controlling interests	(52)	₽ 1,123	₽ 1,165
Acquisitions under common control		1,286	5,849
Non-controlling interests closing balance	(3,990)	(3,326)
Statement of financial position
Current assets	262,354	194,588
Non-current assets	656,849	629,322
Current liabilities	(328,614)	(348,457)
Non-current liabilities	(557,899)	(439,059)
Income statement
Revenue, gross of intercompany	(494,926)	(470,605)	(446,238)
Profit for the year, gross of intercompany	(62,073)	(55,099)	(7,832)
Non-controlling interests
Non-controlling interests
Dividends to non-controlling interests	(52)	1,123	1,165
Acquisitions under common control			8,320
Income statement
Profit for the year, gross of intercompany	(661)	(858)	(984)
MGTS Group
Non-controlling interests
Non-controlling interests opening balance	(3,328)	(3,649)	(4,180)
Profit for the year attributable to non-controlling interests	(675)	(806)	(619)
Dividends to non-controlling interests		1,123	1,165
Other	(52)	4	(15)
Non-controlling interests closing balance	(4,055)	(3,328)	(3,649)
MGTS Group | Non-controlling interests
Statement of financial position
Current assets	17,052	16,271
Non-current assets	66,129	52,539
Current liabilities	(18,471)	(17,224)
Non-current liabilities	(19,881)	(19,641)
Income statement
Revenue, gross of intercompany	(41,103)	(39,479)	(39,375)
Profit for the year, gross of intercompany	(11,811)	(14,148)	(10,846)
MTS Bank
Non-controlling interests
Non-controlling interests opening balance	(53)	(8,698)
Profit for the year attributable to non-controlling interests	2	(51)
Acquisitions under common control	7
Acquisition of additional ownership interests under common control		8,700
Other	41	(4)
Non-controlling interests closing balance	(3)	(53)	(8,698)
MTS Bank | Non-controlling interests
Statement of financial position
Current assets	126,811	100,230
Non-current assets	59,178	52,668
Current liabilities	(180,509)	(148,288)
Non-current liabilities	(2,851)	(2,303)
Income statement
Revenue, gross of intercompany	(35,078)	(29,869)	(11,871)
Profit for the year, gross of intercompany	₽ (1,121)	₽ (1,318)	₽ (468)